Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 405,960,000.00
Previously Paid Amount	0.00
Total Fee Amount	56,063.08
Total Offset Amount	14,903.98
Net Fee	41,159.10
Narrative - Max Aggregate Offering Price	$ 405,960,000.00
Final Prospectus	true